RELATED PARTY DISCLOSURES - Schedule of remuneration of key management personnel of the Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY DISCLOSURES
Directors' fee	$ 253	$ 215	$ 180
Short-term employee benefits	2,295	1,554	1,324
Performance related bonuses	1,310	1,616	1,464
Retirement benefit scheme contributions	80	96	74
Remuneration of key management personnel of the group	$ 3,938	$ 3,481	$ 3,042